Other Revenue (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue
	For the year ended March 31
Particulars	2016	2017	2018
Commission on bus and rail reservation	946	5,823	51,435
Advertising revenue	953	1,326	981
Facilitation fee	3,516	6,956	14,588
Miscellaneous	754	743	898
Total	6,169	14,848	67,902